Securitization Transactions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Interests Continued To Be Held JPY (¥)	Mar. 31, 2010 Installment Loans Interests Continued To Be Held JPY (¥)	Mar. 31, 2010 Investment in securities Interests Continued To Be Held JPY (¥)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Revenues from interests that continue to be held, included in revenues from direct financing leases	$ 620	¥ 50,934	¥ 51,211	¥ 49,893	¥ 4,744
Revenues from interests that continue to be held, included in interest on loans and investment securities	1,799	147,888	169,932	135,165		1,630	2,378
Servicing assets	140	11,533	11,577
Increase in servicing assets		2,505
Amortization of servicing assets		2,416
Foreign currency translation effects on servicing assets		133
Fair value of servicing assets	$ 168	¥ 13,826	¥ 14,093